UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	5/31/12

The following Form N-Q relates only to Dreyfus Core Equity Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Core Equity Fund
May 31, 2012 (Unaudited)

Common Stocks--93.0%	Shares	Value ($)
Consumer Discretionary--8.7%
Arcos Dorados Holdings, Cl. A	75,000a	1,014,000
McDonald's	115,000	10,274,100
McGraw-Hill	58,500	2,537,730
News, Cl. A	170,200	3,267,840
Target	125,500	7,267,705
Time Warner Cable	33,000	2,488,200
Walt Disney	80,000	3,656,800
		30,506,375
Consumer Staples--26.6%
Altria Group	220,000	7,081,800
Coca-Cola	230,000	17,187,900
Estee Lauder, Cl. A	91,000	4,927,650
Kraft Foods, Cl. A	100,000	3,827,000
Nestle, ADR	173,125	9,842,156
PepsiCo	80,000	5,428,000
Philip Morris International	235,000	19,859,850
Procter & Gamble	158,000	9,841,820
SABMiller	100,000	3,691,146
Wal-Mart Stores	115,000	7,569,300
Walgreen	110,000	3,357,200
Whole Foods Market	15,000	1,329,150
		93,942,972
Energy--20.3%
Apache	17,000	1,383,460
Chevron	140,000	13,763,400
ConocoPhillips	100,000	5,216,000
Exxon Mobil	234,560	18,443,453
Imperial Oil	90,000	3,613,500
Occidental Petroleum	115,000	9,116,050
Phillips 66	50,000b	1,501,500
Royal Dutch Shell, Cl. A, ADR	140,000	8,705,200
Statoil, ADR	135,000a	3,064,500
Total, ADR	153,000	6,589,710
		71,396,773
Financial--4.7%
American Express	32,500	1,814,475
BlackRock	21,000	3,586,800

Franklin Resources	28,000	2,990,120
HSBC Holdings, ADR	49,583	1,958,529
JPMorgan Chase & Co.	185,000	6,132,750
		16,482,674
Health Care--9.0%
Abbott Laboratories	130,000	8,032,700
Becton Dickinson & Co.	13,000	950,690
Intuitive Surgical	5,000b	2,615,500
Johnson & Johnson	100,000	6,243,000
Medtronic	35,000	1,289,400
Merck & Co.	70,000	2,630,600
Novo Nordisk, ADR	38,000a	5,084,020
Roche Holding, ADR	125,000	4,896,250
		31,742,160
Industrial--4.5%
Caterpillar	75,000	6,571,500
General Electric	204,000	3,894,360
United Technologies	75,000	5,558,250
		16,024,110
Information Technology--14.9%
Apple	38,000b	21,953,740
Automatic Data Processing	71,000	3,702,650
Intel	305,000	7,881,200
International Business Machines	55,000	10,609,500
QUALCOMM	60,000	3,438,600
Texas Instruments	150,000	4,272,000
Xilinx	20,000	639,400
		52,497,090
Materials--4.3%
Air Products & Chemicals	38,000	3,003,520
Freeport-McMoRan Copper & Gold	140,000	4,485,600
Praxair	43,000	4,568,320
Rio Tinto, ADR	75,000a	3,241,500
		15,298,940
Total Common Stocks
(cost $264,354,797)		327,891,094

Other Investment--6.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $21,719,763)	21,719,763[c]	21,719,763
Investment of Cash Collateral for
Securities Loaned--.8%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,688,533)	2,688,533[c]	2,688,533
Total Investments (cost $288,763,093)	99.9%	352,299,390
Cash and Receivables (Net)	.1%	267,435
Net Assets	100.0%	352,566,825

ADR - American Depository Receipts

a	Security, or portion thereof, on loan. At May 31, 2012, the value of the fund's securities on loan was $2,599,476 and the value of the collateral held by the fund was $2,688,533.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At May 31, 2012, net unrealized appreciation on investments was $63,536,297 of which $78,335,880 related to appreciated investment securities and $14,799,583 related to depreciated investment securities. At May 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Staples	26.6
Energy	20.3
Information Technology	14.9
Health Care	9.0
Consumer Discretionary	8.7
Money Market Investments	6.9
Financial	4.7
Industrial	4.5
Materials	4.3
99.9
† Based on net assets.

The following is a summary of the inputs used as of May 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	276,190,583	-	-	276,190,583
Equity Securities - Foreign+	51,700,511	-	-	51,700,511
Mutual Funds	24,408,296	-	-	24,408,296
+ See Statement of Investments for additional detailed categorizations.

For the period ended May 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 24, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	July 24, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)